Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Vident International Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident International Equity Strategy ETFTM
Class Name	Vident International Equity Strategy ETFTM
Trading Symbol	VIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident International Equity Strategy ETFTM for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-international-equity-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident International Equity Strategy ETFTM	$69	0.61%
[1]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). The Index seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee (“FOMC”) meeting in September 2025. What one would expect to see during a time of Federal Reserve interest rate easing is a weakening of the U.S. Dollar relative to the currencies of the Fund’s investable markets, which would generally be helpful to ex-U.S. funds such as the Fund. The market dynamics shown below are consistent with that pattern of trade tensions and Federal Reserve interest rate easing, with the two largest contributors being based in Thailand, a country benefiting from a shift away from direct U.S.-China trade and reconfiguration of global trade towards other parts of Asia and buoyed by a significant rise in the Baht relative to the U.S. Dollar.

Top Contributors
↑	Kasikornbank PLC THB10
↑	PTT Exploration & Production PCL
↑	Celestica Inc.

Top Detractors
↓	LG Innotek Co Ltd
↓	ICON PLC
↓	TE Connectivity PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	27.06	12.82	7.90
Morningstar Global Markets ex-US NR USD	15.32	8.99	7.61
Vident Core Int’l Equity Index/Vident Int’l Equity Index	29.12	14.43	9.02
Morningstar Global Markets ex-US Large-Mid Cap NR USD	15.25	9.04	7.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.

Net Assets	$ 383,668,217
Holdings Count | $ / shares	246
Advisory Fees Paid, Amount	$ 2,106,037
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$383,668,217
Number of Holdings	246
Net Advisory Fee	$2,106,037
Portfolio Turnover	70%
30-Day SEC Yield	3.29%
30-Day SEC Yield Unsubsidized	3.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(% of Net Assets)
Mobvista, Inc.	0.8%
Zhen Ding Technology Holding, Ltd.	0.8%
Seibu Holdings, Inc.	0.6%
OceanaGold Corporation	0.6%
VSTECS Holdings, Ltd.	0.6%
Aisin Corporation	0.6%
Latam Airlines Group SA	0.6%
Minth Group, Ltd.	0.6%
Ramelius Resources, Ltd.	0.6%
Exxaro Resources, Ltd.	0.6%
Sector Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
Taiwan	7.4%
South Korea	7.2%
Singapore	7.0%
Hong Kong	6.9%
Denmark	5.8%
Norway	5.4%
Japan	5.2%
Switzerland	5.2%
Brazil	4.7%
Cash & Other	45.2%

Updated Prospectus Web Address	https://videntam.com/etf/vident-international-equity-strategy-etf/
Vident U.S. Bond Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Bond Strategy ETFTM
Class Name	Vident U.S. Bond Strategy ETFTM
Trading Symbol	VBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-bond-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Bond Strategy ETFTM	$42	0.41%
[2]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) is an actively-managed fund that seeks current income and long-term capital appreciation. The Fund may invest in any core U.S. bond sector, including U.S. Treasuries, U.S. agency securities, mortgage-backed securities, and investment-grade corporate bonds, private credit collateralized loan obligations and collateralized mortgage obligations, as well as any non-core bond sector, such as high-yield corporate bonds (also known as “junk bonds”), Treasury Inflation-Protected Securities, private credit, and dollar-denominated international bonds. Prior to May 9, 2025, the Fund sought to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”).

The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee meeting in September 2025. What one would expect to see during a time of trade tensions and Fed Reserve interest rate easing is generally good for U.S. Treasuries, especially those on the short end of the yield curve which are most affected by Federal Reserve interest rate policy. The market dynamics are consistent with that pattern of Federal Reserve Interest easing, shorter duration U.S. Treasuries being most affected as well as a trade sensitive company such as Federal Express being negatively affected.

Top Contributors
↑	United States Treasury Note/Bond (5 ¼ 11/15/28)
↑	United States Treasury Note/Bond (6 ⅛ 11/15/27)
↑	United States Treasury Note/Bond (5 ⅜ 02/15/31)

Top Detractors
↓	Warnermedia Holdings, Inc. (5.391% 03/15/62)
↓	FedEx Corporation (5.1% 01/15/44)
↓	United States Treasury Note/Bond (2 ¼ 08/15/46)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Bond Strategy ETF NAV	2.82	-0.24	1.66
FTSE Broad Investment-Grade (BIG) Bond Index	3.16	-0.69	1.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information. Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
Net Assets	$ 468,137,856
Holdings Count | $ / shares	213
Advisory Fees Paid, Amount	$ 1,858,560
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$468,137,856
Number of Holdings	213
Net Advisory Fee	$1,858,560
Portfolio Turnover	168%
30-Day SEC Yield	4.18%
30-Day SEC Yield Unsubsidized	4.18%
Effective Duration	6.33 years
Average Credit Quality	AA-/A+

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	56.8%
Federal National Mortgage Association	6.0%
Government National Mortgage Association	5.9%
Tennessee Valley Authority	1.5%
Deutsche Bank AG	0.8%
Federal Home Loan Banks	0.7%
Capital One Financial Corporation	0.6%
Bayer US Finance II LLC	0.5%
Woodside Finance, Ltd.	0.4%
Israel Government International Bond	0.4%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-bond-strategy-etf/
Vident U.S. Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Equity Strategy ETFTM
Class Name	Vident U.S. Equity Strategy ETFTM
Trading Symbol	VUSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Equity Strategy ETFTM	$54	0.50%
[3]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). The Index represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The period in question was characterized by several economic and financial trends. One of the most highly visible was high volatility in trade policy with on and off and on-again threats of tariffs against all of the U.S.’s significant trading partners. Coinciding with that was a general slowing of economic growth, including a contraction in gross domestic product (“GDP”) in the first quarter of 2025. Consistent with the general public narrative and with the Federal Reserve’s dual mandate, there was a clearly discernible shift towards expectations of the Federal Reserve easing interest rates, and those expectations were realized at the Federal Open Market Committee meeting in September 2025. What one would expect to see during a time of Federal Reserve interest rate easing is generally good for growth stocks in the technology sector, especially those connected to artificial intelligence technology which are disproportionately represented among the securities listed below. The relatively weak contributions of the pharmaceutical companies in the Fund’s portfolio are consistent both with a move away from defensive sectors which often accompanies times of easing and also times of disruptions in international trade.

Top Contributors
↑	Broadcom Inc.
↑	Oracle Corporation
↑	NVIDIA Corporation

Top Detractors
↓	Fiserv, Inc.
↓	Eli Lilly and Company
↓	Merck & Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	16.01	17.91	11.25
S&P 500 TR	15.88	14.74	14.60
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S Equity Index	16.62	19.92	12.27
Morningstar US Market TR USD	15.95	14.14	14.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information. Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
Net Assets	$ 630,849,614
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 2,961,393
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$630,849,614
Number of Holdings	122
Net Advisory Fee	$2,961,393
Portfolio Turnover	64%
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(% of Net Assets)
Walmart, Inc.	2.5%
Visa, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.1%
Berkshire Hathaway, Inc. - Class B	2.0%
Apple, Inc.	2.0%
AbbVie, Inc.	2.0%
JPMorgan Chase & Company	2.0%
Microsoft Corporation	2.0%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-strategy-etf/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized